Annual Fund Operating Expenses - George Putnam Balanced Fund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 1, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.16%	[1]
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	0.86%	[3]
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.91%	[1]
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	1.61%	[3]
Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.66%	[1]
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	1.36%	[3]
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.14%	[1]
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.42%	[1]
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	1.12%	[3]
Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.91%	[1]
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	0.61%	[3]
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.96%	[1]
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	0.66%	[3]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.08%	[1]
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.86%	[1]
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	0.56%	[3]

[1]	The expense information in the table has been restated to reflect current fees based on the fiscal year ended July 31, 2026.
[2]	The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” attributable to the fund’s investment in the underlying fund (defined below) and (2) waive 0.01% of its management fee. These obligations may not be modified or discontinued prior to December 1, 2027, without approval of the Board of Trustees.
[3]	Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating expense caps.